Operating Segments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment information

(1) Segment information for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In millions of won)
	2018
	Cellular Services		Fixed-line telecommu- nication services	E-commerce Services	Others	Sub-total	Adjustments	Total
Total revenue	￦	13,961,762	3,973,533	674,359	1,198,865	19,808,519	(2,934,559)	16,873,960
Inter-segment revenue		1,582,865	1,040,935	56,280	254,479	2,934,559	(2,934,559)	—
External revenue		12,378,897	2,932,598	618,079	944,386	16,873,960	—	16,873,960
Depreciation and amortization		2,341,862	643,941	16,446	123,869	3,126,118	—	3,126,118
Operating profit (loss)		1,299,869	228,225	(67,757)	(258,577)	1,201,760	(367,909)	833,851
Gain relating to investments in subsidiaries, associates and joint ventures, net								3,270,912
Finance income								256,435
Finance costs								(385,232)

Profit before income tax								3,975,966

(In millions of won)
	2017
	Cellular Services		Fixed-line telecommu- nication services	E-commerce Services(*)	Others(*)	Sub-total	Adjustments	Total
Total revenue	￦	14,873,543	3,586,887	684,762	1,195,977	20,341,169	(2,821,156)	17,520,013
Inter-segment revenue		1,611,408	862,736	37,662	309,350	2,821,156	(2,821,156)	—
External revenue		13,262,135	2,724,151	647,100	886,627	17,520,013	—	17,520,013
Depreciation and amortization		2,390,016	592,877	15,221	99,352	3,097,466	—	3,097,466
Operating profit (loss)		1,714,078	167,515	(153,946)	(191,021)	1,536,626	(312,054)	1,224,572
Gain relating to investments in subsidiaries, associates and joint ventures, net								2,245,732
Finance income								366,561
Finance costs								(433,616)

Profit before income tax								3,403,249

(In millions of won)
	2016
	Cellular Services		Fixed-line telecommu- nication services	E-commerce Services(*)	Others(*)	Sub-total	Adjustments	Total
Total revenue	￦	14,635,720	3,349,905	608,585	1,295,112	19,889,322	(2,797,506)	17,091,816
Inter-segment revenue		1,630,811	698,712	62,360	405,623	2,797,506	(2,797,506)	—
External revenue		13,004,909	2,651,193	546,225	889,489	17,091,816	—	17,091,816
Depreciation and amortization		2,262,363	551,811	14,783	112,929	2,941,886	—	2,941,886
Operating profit (loss)		1,799,127	132,459	(245,703)	(150,139)	1,535,744	(232,326)	1,303,418
Gain relating to investments in subsidiaries, associates and joint ventures, net								544,501
Finance income								575,050
Finance costs								(326,830)

Profit before income tax								2,096,139

(*)

Segment information for the years ended December 31, 2017 and 2016 were recast to reflect Eleven Street Co., Ltd. only in the E-Commerce Services segment, with all the other businesses that were previously included in the E-Commerce Services segment now presented in “others” segment.

Segment information is based on information derived from IFRS financial statements, except for certain items included in operating profit as disclosed in note 5-(2).

Reconciliation of total segment operating income to consolidated operating profit from continuing operations
(2)	Reconciliation of total segment operating income to consolidated operating profit from continuing operations for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In millions of won)
	2018		2017	2016
Total segment operating income	￦	1,201,760	1,536,626	1,535,744
Other operating income:
Gain on disposal of property and equipment and intangible assets		38,933	13,991	6,908
Others(*1)		33,017	18,006	59,640

		71,950	31,997	66,548
Other operating expenses:
Impairment loss on property and equipment and intangible assets		(255,839)	(54,946)	(24,506)
Loss on disposal of property and equipment and intangible assets		(87,257)	(60,086)	(63,797)
Donations		(59,012)	(112,634)	(96,633)
Bad debt for accounts receivable — other		(7,718)	(5,793)	(40,312)
Others(*2)		(30,033)	(110,592)	(73,626)

		(439,859)	(344,051)	(298,874)

Consolidated operating profit from continuing operations	￦	833,851	1,224,572	1,303,418

(*1)	Others for the years ended December 31, 2018 and 2016 include ￦11 billion and ￦25 billion of penalty refund, respectively.

(*2)	Others for the years ended December 31, 2018, 2017 and 2016 include ￦0.4 billion, ￦21.4 billion and ￦7.6 billion of penalties, respectively, and various other expenses with inconsequential amounts.

Summary of Disaggregation of Operating Revenue
(3)	Disaggregation of operating revenues considering the economic factors that affect the amounts, timing and uncertainty of the Group’s revenue and future cash flows is as follows:

(In millions of won)
		2018		2017	2016
Products transferred at a point in time:
Cellular revenue	Goods(*1)	￦	1,215,886	1,213,314	1,080,015
Fixed-line telecommunication revenue	Goods		119,599	74,065	95,218
Other revenue	Goods		112,859	93,109	60,914
	Products		31,974	25,068	28,002

			1,480,318	1,405,556	1,264,149

Services transferred over time:
Cellular revenue	Wireless service(*2)		9,770,423	10,638,961	10,582,963
	Cellular interconnection		532,156	592,755	614,446
	Other(*3)		860,432	817,105	727,485
Fixed-line telecommunication revenue	Fixed-line telephone service		291,028	308,051	346,580
	Fixed-line interconnection		95,742	116,069	134,089
	Internet Protocol Television(*4)		1,140,327	1,010,159	825,111
	International calls		80,415	89,412	95,986
	Internet service and miscellaneous(*5)		1,205,487	1,126,395	1,154,209
E-commerce services revenue	E-commerce service		618,079	647,100	546,225
Other revenue	Miscellaneous(*6)		799,553	768,450	800,573

			15,393,642	16,114,457	15,827,667

		￦	16,873,960	17,520,013	17,091,816

(*1)	Cellular revenue includes revenue from sales of handsets and other electronic accessories.

(*2)	Wireless service includes revenue from wireless voice and data transmission services principally derived from usage charges to wireless subscribers.

(*3)	Other revenue includes revenue from billing and collection services as well as other miscellaneous services.

(*4)	IPTV service revenue includes revenue from IPTV services principally derived from usage charges to IPTV subscribers.

(*5)	Internet service includes revenue from the high speed broadband internet service principally derived from usage charges to subscribers as well as other miscellaneous services.

(*6)	Miscellaneous other revenue includes revenue from considerations received for the development and maintenance of system software, and digital contents platform services.